UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXIPX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Class L/MXIPX)	$ 103	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,796M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.50%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Large Cap Value Fund Institutional Class	6.61%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.56%
Empower Core Bond Fund Institutional Class	6.55%
Empower Real Estate Index Fund Institutional Class	5.13%
Empower Inflation-Protected Securities Fund Institutional Class	4.37%
Empower High Yield Bond Fund Institutional Class	3.93%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view
additional information about the Fund such as the prospectus, financial information, fund holdings
and
proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKVX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Institutional Class/MXKVX)	$ 42	0.41% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,796M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.50%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Large Cap Value Fund Institutional Class	6.61%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.56%
Empower Core Bond Fund Institutional Class	6.55%
Empower Real Estate Index Fund Institutional Class	5.13%
Empower Inflation-Protected Securities Fund Institutional Class	4.37%
Empower High Yield Bond Fund Institutional Class	3.93%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXCPX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Investor Class/MXCPX)	$ 78	0.76% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,796M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.50%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Large Cap Value Fund Institutional Class	6.61%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.56%
Empower Core Bond Fund Institutional Class	6.55%
Empower Real Estate Index Fund Institutional Class	5.13%
Empower Inflation-Protected Securities Fund Institutional Class	4.37%
Empower High Yield Bond Fund Institutional Class	3.93%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXHPX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	$ 110	1.07% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,350M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.96%
Empower Large Cap Value Fund Institutional Class	10.71%
Empower Multi-Sector Bond Fund Institutional Class	6.67%
Empower Global Bond Fund Institutional Class	6.60%
Empower Large Cap Growth Fund Institutional Class	6.09%
Empower International Value Fund Institutional Class	6.01%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.16%
Empower Core Bond Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.61%
Empower Mid Cap Value Fund Institutional Class	4.43%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports
and
other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXJUX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	$ 49	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,350M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.96%
Empower Large Cap Value Fund Institutional Class	10.71%
Empower Multi-Sector Bond Fund Institutional Class	6.67%
Empower Global Bond Fund Institutional Class	6.60%
Empower Large Cap Growth Fund Institutional Class	6.09%
Empower International Value Fund Institutional Class	6.01%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.16%
Empower Core Bond Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.61%
Empower Mid Cap Value Fund Institutional Class	4.43%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXDPX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	$ 85	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,350M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.96%
Empower Large Cap Value Fund Institutional Class	10.71%
Empower Multi-Sector Bond Fund Institutional Class	6.67%
Empower Global Bond Fund Institutional Class	6.60%
Empower Large Cap Growth Fund Institutional Class	6.09%
Empower International Value Fund Institutional Class	6.01%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.16%
Empower Core Bond Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.61%
Empower Mid Cap Value Fund Institutional Class	4.43%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderate Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXGPX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Class L/MXGPX)	$ 120	1.15% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.51%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,768M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.97%
Empower Large Cap Value Fund Institutional Class	14.82%
Empower Large Cap Growth Fund Institutional Class	8.42%
Empower International Value Fund Institutional Class	8.31%
Empower Mid Cap Value Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.31%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.80%
Empower Real Estate Index Fund Institutional Class	4.10%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.03%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderate Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXITX | June
30
, 2026
This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Institutional Class/MXITX)	$ 58	0.55% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.51%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,768M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.97%
Empower Large Cap Value Fund Institutional Class	14.82%
Empower Large Cap Growth Fund Institutional Class	8.42%
Empower International Value Fund Institutional Class	8.31%
Empower Mid Cap Value Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.31%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.80%
Empower Real Estate Index Fund Institutional Class	4.10%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.03%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderate Profile Fund
SEMI-ANNUAL SHAREHOLD
ER
REPORT
Investor Class / MXMPX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Investor Class/MXMPX)	$ 94	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.51%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,768M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.97%
Empower Large Cap Value Fund Institutional Class	14.82%
Empower Large Cap Growth Fund Institutional Class	8.42%
Empower International Value Fund Institutional Class	8.31%
Empower Mid Cap Value Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.31%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.80%
Empower Real Estate Index Fund Institutional Class	4.10%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.03%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHRX | Jun
e 30
, 2026
This semi-annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	$ 67	0.64% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.57%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,712M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	18.40%
Empower Large Cap Growth Fund Institutional Class	10.45%
Empower International Value Fund Institutional Class	10.31%
Empower of America Contract	8.98%
Empower Mid Cap Value Fund Institutional Class	7.61%
Empower International Growth Fund Institutional Class	6.59%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.99%
Empower Emerging Markets Equity Fund Institutional Class	4.70%
Empower Small Cap Value Fund Institutional Class	4.26%
Empower Real Estate Index Fund Institutional Class	3.58%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Moderately Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBPX | Ju
ne 3
0, 2026
This semi-annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	$ 103	0.99% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.57%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,712M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	18.40%
Empower Large Cap Growth Fund Institutional Class	10.45%
Empower International Value Fund Institutional Class	10.31%
Empower of America Contract	8.98%
Empower Mid Cap Value Fund Institutional Class	7.61%
Empower International Growth Fund Institutional Class	6.59%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.99%
Empower Emerging Markets Equity Fund Institutional Class	4.70%
Empower Small Cap Value Fund Institutional Class	4.26%
Empower Real Estate Index Fund Institutional Class	3.58%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGTX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Aggressive Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	$ 83	0.78% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.68%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,042M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period (not annualized)	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	25.64%
Empower Large Cap Growth Fund Institutional Class	14.59%
Empower International Value Fund Institutional Class	14.39%
Empower Mid Cap Value Fund Institutional Class	10.62%
Empower International Growth Fund Institutional Class	9.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.97%
Empower Emerging Markets Equity Fund Institutional Class	6.57%
Empower Small Cap Value Fund Institutional Class	5.94%
Empower Real Estate Index Fund Institutional Class	3.07%
Empower Small Cap Growth Fund Institutional Class	3.00%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXAPX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Aggressive Profile Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Investor Class/MXAPX)	$ 120	1.13% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.68%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,042M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period (not annualized)	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	25.64%
Empower Large Cap Growth Fund Institutional Class	14.59%
Empower International Value Fund Institutional Class	14.39%
Empower Mid Cap Value Fund Institutional Class	10.62%
Empower International Growth Fund Institutional Class	9.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.97%
Empower Emerging Markets Equity Fund Institutional Class	6.57%
Empower Small Cap Value Fund Institutional Class	5.94%
Empower Real Estate Index Fund Institutional Class	3.07%
Empower Small Cap Growth Fund Institutional Class	3.00%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund
Institutional Class Ticker / MXKVX	Institutional Class Ticker / MXJUX
Investor Class Ticker / MXCPX	Investor Class Ticker / MXDPX
Class L Ticker / MXIPX	Class L Ticker / MXHPX
Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund
Institutional Class Ticker / MXITX	Institutional Class Ticker / MXHRX
Investor Class Ticker / MXMPX	Investor Class Ticker / MXBPX
Class L Ticker / MXGPX
Empower Aggressive Profile Fund
Institutional Class Ticker / MXGTX
Investor Class Ticker / MXAPX
(the "Fund(s)")
Semi-Annual Report
June 30, 2026
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
13,745,675	Empower Core Bond Fund Institutional Class(a)	$ 117,662,982
19,468,967	Empower Global Bond Fund Institutional Class(a)	150,884,491
6,322,690	Empower High Yield Bond Fund Institutional Class(a)	70,687,673
8,594,858	Empower Inflation-Protected Securities Fund Institutional Class(a)	78,556,999
18,171,536	Empower Multi-Sector Bond Fund Institutional Class(a)	152,277,467
16,807,154	Empower Short Duration Bond Fund Institutional Class(a)	163,533,610
14,297,701	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	117,813,053

TOTAL BOND MUTUAL FUNDS — 47.40% (Cost $833,422,660)		$851,416,275
EQUITY MUTUAL FUNDS
1,941,077	Empower Emerging Markets Equity Fund Institutional Class(a)	30,436,093
4,280,736	Empower International Growth Fund Institutional Class(a)	42,550,512
6,004,393	Empower International Value Fund Institutional Class(a)	66,708,807
5,218,612	Empower Large Cap Growth Fund Institutional Class(a)	67,581,025
15,344,583	Empower Large Cap Value Fund Institutional Class(a)	118,767,071
Shares		Fair Value
Equity Mutual Funds — (continued)
5,127,369	Empower Mid Cap Value Fund Institutional Class(a)	$ 49,222,744
9,501,592	Empower Real Estate Index Fund Institutional Class(a)	92,070,429
1,024,059	Empower Small Cap Growth Fund Institutional Class(a)	13,886,241
3,316,879	Empower Small Cap Value Fund Institutional Class(a)	27,496,924
6,359,305	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,305,268

TOTAL EQUITY MUTUAL FUNDS — 30.12% (Cost $467,227,152)		$541,025,114
Account Balance
FIXED INTEREST CONTRACT
404,223,674(b)	Empower of America Contract(a) 2.00%(c)	404,223,674

TOTAL FIXED INTEREST CONTRACT — 22.51% (Cost $404,223,674)		$404,223,674
TOTAL INVESTMENTS — 100.03% (Cost $1,704,873,486)		$1,796,665,063
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(552,115)
TOTAL NET ASSETS — 100.00%		$1,796,112,948

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to the Financial Statements (Note 2) for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
8,126,519	Empower Core Bond Fund Institutional Class(a)	$ 69,563,006
11,497,180	Empower Global Bond Fund Institutional Class(a)	89,103,148
3,731,818	Empower High Yield Bond Fund Institutional Class(a)	41,721,729
5,073,452	Empower Inflation-Protected Securities Fund Institutional Class(a)	46,371,355
10,745,785	Empower Multi-Sector Bond Fund Institutional Class(a)	90,049,681
3,979,500	Empower Short Duration Bond Fund Institutional Class(a)	38,720,535
8,452,879	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	69,651,721

TOTAL BOND MUTUAL FUNDS — 32.98% (Cost $438,272,281)		$445,181,175
EQUITY MUTUAL FUNDS
2,358,372	Empower Emerging Markets Equity Fund Institutional Class(a)	36,979,279
5,225,477	Empower International Growth Fund Institutional Class(a)	51,941,242
7,303,596	Empower International Value Fund Institutional Class(a)	81,142,954
6,347,651	Empower Large Cap Growth Fund Institutional Class(a)	82,202,079
18,691,596	Empower Large Cap Value Fund Institutional Class(a)	144,672,950
Shares		Fair Value
Equity Mutual Funds — (continued)
6,235,535	Empower Mid Cap Value Fund Institutional Class(a)	$ 59,861,139
6,426,393	Empower Real Estate Index Fund Institutional Class(a)	62,271,751
1,241,531	Empower Small Cap Growth Fund Institutional Class(a)	16,835,162
4,038,704	Empower Small Cap Value Fund Institutional Class(a)	33,480,853
7,728,337	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,259,951

TOTAL EQUITY MUTUAL FUNDS — 45.09% (Cost $540,100,529)		$608,647,360
Account Balance
FIXED INTEREST CONTRACT
296,524,622(b)	Empower of America Contract(a) 2.00%(c)	296,524,622

TOTAL FIXED INTEREST CONTRACT — 21.96% (Cost $296,524,622)		$296,524,622
TOTAL INVESTMENTS — 100.03% (Cost $1,274,897,432)		$1,350,353,157
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(437,461)
TOTAL NET ASSETS — 100.00%		$1,349,915,696

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to the Financial Statements (Note 2) for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
12,108,718	Empower Core Bond Fund Institutional Class(a)	$ 103,650,630
17,143,756	Empower Global Bond Fund Institutional Class(a)	132,864,111
5,560,183	Empower High Yield Bond Fund Institutional Class(a)	62,162,848
7,559,642	Empower Inflation-Protected Securities Fund Institutional Class(a)	69,095,125
15,996,001	Empower Multi-Sector Bond Fund Institutional Class(a)	134,046,489
5,913,000	Empower Short Duration Bond Fund Institutional Class(a)	57,533,490
12,595,023	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	103,782,989

TOTAL BOND MUTUAL FUNDS — 23.96% (Cost $681,253,915)		$663,135,682
EQUITY MUTUAL FUNDS
6,697,983	Empower Emerging Markets Equity Fund Institutional Class(a)	105,024,378
14,804,635	Empower International Growth Fund Institutional Class(a)	147,158,071
20,721,450	Empower International Value Fund Institutional Class(a)	230,215,311
18,012,690	Empower Large Cap Growth Fund Institutional Class(a)	233,264,333
52,998,602	Empower Large Cap Value Fund Institutional Class(a)	410,209,177
Shares		Fair Value
Equity Mutual Funds — (continued)
17,695,898	Empower Mid Cap Value Fund Institutional Class(a)	$ 169,880,616
11,707,804	Empower Real Estate Index Fund Institutional Class(a)	113,448,620
3,533,823	Empower Small Cap Growth Fund Institutional Class(a)	47,918,634
11,448,957	Empower Small Cap Value Fund Institutional Class(a)	94,911,855
21,947,260	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	111,492,082

TOTAL EQUITY MUTUAL FUNDS — 60.10% (Cost $1,458,345,748)		$1,663,523,077
Account Balance
FIXED INTEREST CONTRACT
442,212,129(b)	Empower of America Contract(a) 2.00%(c)	442,212,129

TOTAL FIXED INTEREST CONTRACT — 15.97% (Cost $442,212,129)		$442,212,129
TOTAL INVESTMENTS — 100.03% (Cost $2,581,811,792)		$2,768,870,888
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(914,763)
TOTAL NET ASSETS — 100.00%		$2,767,956,125

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to the Financial Statements (Note 2) for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,052,526	Empower Core Bond Fund Institutional Class(a)	$ 43,249,626
7,157,233	Empower Global Bond Fund Institutional Class(a)	55,468,558
2,328,180	Empower High Yield Bond Fund Institutional Class(a)	26,029,050
3,160,678	Empower Inflation-Protected Securities Fund Institutional Class(a)	28,888,599
6,690,601	Empower Multi-Sector Bond Fund Institutional Class(a)	56,067,237
5,661,273	Empower Short Duration Bond Fund Institutional Class(a)	55,084,188
5,255,450	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	43,304,907

TOTAL BOND MUTUAL FUNDS — 17.99% (Cost $306,610,189)		$308,092,165
EQUITY MUTUAL FUNDS
5,136,964	Empower Emerging Markets Equity Fund Institutional Class(a)	80,547,588
11,360,223	Empower International Growth Fund Institutional Class(a)	112,920,616
15,898,225	Empower International Value Fund Institutional Class(a)	176,629,277
13,822,300	Empower Large Cap Growth Fund Institutional Class(a)	178,998,779
40,706,221	Empower Large Cap Value Fund Institutional Class(a)	315,066,147
Shares		Fair Value
Equity Mutual Funds — (continued)
13,573,543	Empower Mid Cap Value Fund Institutional Class(a)	$ 130,306,011
6,333,318	Empower Real Estate Index Fund Institutional Class(a)	61,369,850
2,705,709	Empower Small Cap Growth Fund Institutional Class(a)	36,689,415
8,787,611	Empower Small Cap Value Fund Institutional Class(a)	72,849,299
16,828,137	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	85,486,935

TOTAL EQUITY MUTUAL FUNDS — 73.06% (Cost $1,097,634,412)		$1,250,863,917
Account Balance
FIXED INTEREST CONTRACT
153,744,348(b)	Empower of America Contract(a) 2.00%(c)	153,744,348

TOTAL FIXED INTEREST CONTRACT — 8.98% (Cost $153,744,348)		$153,744,348
TOTAL INVESTMENTS — 100.03% (Cost $1,557,988,949)		$1,712,700,430
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(587,752)
TOTAL NET ASSETS — 100.00%		$1,712,112,678

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to the Financial Statements (Note 2) for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,362,703	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 68,407,181
9,650,396	Empower International Growth Fund Institutional Class(a)	95,924,934
13,499,016	Empower International Value Fund Institutional Class(a)	149,974,067
11,737,883	Empower Large Cap Growth Fund Institutional Class(a)	152,005,585
34,520,788	Empower Large Cap Value Fund Institutional Class(a)	267,190,901
11,528,240	Empower Mid Cap Value Fund Institutional Class(a)	110,671,100
3,301,229	Empower Real Estate Index Fund Institutional Class(a)	31,988,905
2,302,021	Empower Small Cap Growth Fund Institutional Class(a)	31,215,407
Shares		Fair Value
Equity Mutual Funds — (continued)
7,460,299	Empower Small Cap Value Fund Institutional Class(a)	$ 61,845,877
14,299,195	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	72,639,910

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $900,359,926)		$1,041,863,867
TOTAL INVESTMENTS — 100.03% (Cost $900,359,926)		$1,041,863,867
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(361,206)
TOTAL NET ASSETS — 100.00%		$1,041,502,661

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,796,665,063	$1,350,353,157	$2,768,870,888
Cash	-	-	1,951
Subscriptions receivable	5,081,830	4,381,313	6,412,023
Receivable for investments sold	1,758,365	6,190	318,966
Total Assets	1,803,505,258	1,354,740,660	2,775,603,828
LIABILITIES:
Payable for distribution fees	3,238	9,969	24,479
Payable for investments purchased	2,455,220	3,158,129	5,189,316
Payable for shareholder services fees	512,959	397,445	780,453
Payable to custodian	78	-	-
Payable to investment adviser	35,840	30,047	111,783
Redemptions payable	4,384,975	1,229,374	1,541,672
Total Liabilities	7,392,310	4,824,964	7,647,703
NET ASSETS	$1,796,112,948	$1,349,915,696	$2,767,956,125
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$21,800,545	$15,017,152	$37,197,844
Paid-in capital in excess of par	1,724,050,835	1,271,003,411	2,746,150,292
Undistributed/accumulated earnings (deficit)	50,261,568	63,895,133	(15,392,011)
NET ASSETS	$1,796,112,948	$1,349,915,696	$2,767,956,125
NET ASSETS BY CLASS
Investor Class	$1,667,388,357	$1,258,310,741	$2,442,778,969
Class L	$16,299,860	$50,187,154	$124,195,863
Institutional Class	$112,424,731	$41,417,801	$200,981,293
CAPITAL STOCK:
Authorized
Investor Class	800,000,000	680,000,000	1,550,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	100,000,000	60,000,000	85,000,000
Issued and Outstanding
Investor Class	205,888,458	141,586,235	345,920,560
Class L	1,619,570	4,784,764	9,543,665
Institutional Class	10,497,417	3,800,518	16,514,218
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.10	$8.89	$7.06
Class L	$10.06	$10.49	$13.01
Institutional Class	$10.71	$10.90	$12.17
(a) Cost of investments, affiliated	$1,704,873,486	$1,274,897,432	$2,581,811,792
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,712,700,430	$1,041,863,867
Subscriptions receivable	1,737,992	1,997,361
Receivable for investments sold	-	86,105
Total Assets	1,714,438,422	1,043,947,333
LIABILITIES:
Payable for investments purchased	1,185,425	373,776
Payable for shareholder services fees	484,072	269,214
Payable to custodian	-	1,951
Payable to investment adviser	103,680	90,041
Redemptions payable	552,567	1,709,690
Total Liabilities	2,325,744	2,444,672
NET ASSETS	$1,712,112,678	$1,041,502,661
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$20,600,055	$14,227,415
Paid-in capital in excess of par	1,609,858,021	985,417,599
Undistributed/accumulated earnings	81,654,602	41,857,647
NET ASSETS	$1,712,112,678	$1,041,502,661
NET ASSETS BY CLASS
Investor Class	$1,603,327,654	$890,242,513
Institutional Class	$108,785,024	$151,260,148
CAPITAL STOCK:
Authorized
Investor Class	870,000,000	580,000,000
Institutional Class	75,000,000	85,000,000
Issued and Outstanding
Investor Class	196,903,764	131,559,454
Institutional Class	9,096,785	10,714,694
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.14	$6.77
Institutional Class	$11.96	$14.12
(a) Cost of investments, affiliated	$1,557,988,949	$900,359,926
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$3,685,453	$2,685,622	$3,984,880
Total Income	3,685,453	2,685,622	3,984,880
EXPENSES:
Management fees	851,686	640,777	1,316,510
Shareholder services fees – Investor Class	2,776,314	2,079,491	4,055,483
Shareholder services fees – Class L	29,306	90,303	209,829
Distribution fees – Class L	20,811	64,139	149,032
Total Expenses	3,678,117	2,874,710	5,730,854
Less management fees waived	660,883	481,708	714,866
Net Expenses	3,017,234	2,393,002	5,015,988
NET INVESTMENT INCOME (LOSS)	668,219	292,620	(1,031,108)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	13,898,274	16,223,139	7,297,568
Net Realized Gain	13,898,274	16,223,139	7,297,568
Net change in unrealized appreciation on investments, affiliated	58,878,073	59,100,402	190,224,911
Net Change in Unrealized Appreciation	58,878,073	59,100,402	190,224,911
Net Realized and Unrealized Gain	72,776,347	75,323,541	197,522,479
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,444,566	$75,616,161	$196,491,371
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$1,362,574	$-
Total Income	1,362,574	-
EXPENSES:
Management fees	805,711	488,023
Shareholder services fees – Investor Class	2,632,693	1,455,682
Total Expenses	3,438,404	1,943,705
Less management fees waived	244,361	-
Net Expenses	3,194,043	1,943,705
NET INVESTMENT LOSS	(1,831,469)	(1,943,705)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	25,843,305	19,531,470
Net Realized Gain	25,843,305	19,531,470
Net change in unrealized appreciation on investments, affiliated	118,032,240	95,027,327
Net Change in Unrealized Appreciation	118,032,240	95,027,327
Net Realized and Unrealized Gain	143,875,545	114,558,797
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142,044,076	$112,615,092
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Conservative Profile Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$668,219	$41,919,761
Net realized gain	13,898,274	31,811,606
Net change in unrealized appreciation	58,878,073	39,058,764
Net Increase in Net Assets Resulting from Operations	73,444,566	112,790,131
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(51,115,444)
Class L	-	(469,351)
Institutional Class	-	(2,501,796)
From Net Investment Income and Net Realized Gains	0	(54,086,591)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	265,576,929	661,767,037
Class L	945,081	16,286,042
Institutional Class	32,460,149	55,655,748
Shares issued in reinvestment of distributions
Investor Class	-	51,115,444
Class L	-	469,351
Institutional Class	-	2,501,796
Shares redeemed
Investor Class	(199,824,305)	(380,018,065)
Class L	(3,305,051)	(3,121,040)
Institutional Class	(15,173,497)	(33,710,716)
Net Increase in Net Assets Resulting from Capital Share Transactions	80,679,306	370,945,597
Total Increase in Net Assets	154,123,872	429,649,137
NET ASSETS:
Beginning of period	1,641,989,076	1,212,339,939
End of period	$1,796,112,948	$1,641,989,076
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	33,542,233	85,989,400
Class L	95,863	1,677,216
Institutional Class	3,104,868	5,507,954
Shares issued in reinvestment of distributions
Investor Class	-	6,567,296
Class L	-	48,482
Institutional Class	-	243,549
Shares redeemed
Investor Class	(25,243,529)	(49,406,583)
Class L	(335,868)	(327,373)
Institutional Class	(1,453,757)	(3,340,835)
Net Increase	9,709,810	46,959,106
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Moderately Conservative Profile Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$292,620	$27,731,587
Net realized gain	16,223,139	36,911,689
Net change in unrealized appreciation	59,100,402	29,312,321
Net Increase in Net Assets Resulting from Operations	75,616,161	93,955,597
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(54,556,129)
Class L	-	(1,823,187)
Institutional Class	-	(2,224,896)
From Net Investment Income and Net Realized Gains	0	(58,604,212)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	235,119,453	604,677,036
Class L	1,804,940	45,823,240
Institutional Class	5,564,612	27,376,233
Shares issued in reinvestment of distributions
Investor Class	-	54,556,129
Class L	-	1,823,187
Institutional Class	-	2,224,896
Shares redeemed
Investor Class	(172,344,508)	(289,701,407)
Class L	(7,589,375)	(9,898,318)
Institutional Class	(22,705,449)	(21,504,046)
Net Increase in Net Assets Resulting from Capital Share Transactions	39,849,673	415,376,950
Total Increase in Net Assets	115,465,834	450,728,335
NET ASSETS:
Beginning of period	1,234,449,862	783,721,527
End of period	$1,349,915,696	$1,234,449,862
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	27,294,782	72,531,485
Class L	177,318	4,594,830
Institutional Class	524,054	2,666,951
Shares issued in reinvestment of distributions
Investor Class	-	6,470,830
Class L	-	183,331
Institutional Class	-	215,885
Shares redeemed
Investor Class	(19,986,928)	(34,877,494)
Class L	(742,889)	(999,875)
Institutional Class	(2,167,304)	(2,122,024)
Net Increase	5,099,033	48,663,919
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Moderate Profile Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(1,031,108)	$53,029,656
Net realized gain	7,297,568	102,931,346
Net change in unrealized appreciation	190,224,911	88,130,096
Net Increase in Net Assets Resulting from Operations	196,491,371	244,091,098
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(153,616,385)
Class L	-	(3,826,689)
Institutional Class	-	(7,855,286)
From Net Investment Income and Net Realized Gains	0	(165,298,360)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	361,613,777	1,033,360,494
Class L	9,752,871	47,304,832
Institutional Class	22,854,406	101,505,733
Shares issued in reinvestment of distributions
Investor Class	-	153,616,385
Class L	-	3,826,689
Institutional Class	-	7,855,286
Shares redeemed
Investor Class	(318,339,044)	(636,157,186)
Class L	(18,116,096)	(27,924,008)
Institutional Class	(30,685,924)	(52,550,179)
Net Increase in Net Assets Resulting from Capital Share Transactions	27,079,990	630,838,046
Total Increase in Net Assets	223,571,361	709,630,784
NET ASSETS:
Beginning of period	2,544,384,764	1,834,753,980
End of period	$2,767,956,125	$2,544,384,764
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	53,297,621	157,299,169
Class L	768,979	3,936,693
Institutional Class	1,960,751	9,214,687
Shares issued in reinvestment of distributions
Investor Class	-	23,274,468
Class L	-	317,337
Institutional Class	-	696,807
Shares redeemed
Investor Class	(46,895,709)	(97,073,676)
Class L	(1,457,447)	(2,368,047)
Institutional Class	(2,635,775)	(4,737,135)
Net Increase	5,038,420	90,560,303
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Moderately Aggressive Profile Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(1,831,469)	$30,848,013
Net realized gain	25,843,305	56,095,636
Net change in unrealized appreciation	118,032,240	75,533,274
Net Increase in Net Assets Resulting from Operations	142,044,076	162,476,923
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(76,948,173)
Institutional Class	-	(4,270,031)
From Net Investment Income and Net Realized Gains	0	(81,218,204)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	250,188,224	723,613,781
Institutional Class	9,621,432	39,331,683
Shares issued in reinvestment of distributions
Investor Class	-	76,948,173
Institutional Class	-	4,270,031
Shares redeemed
Investor Class	(227,055,925)	(389,508,615)
Institutional Class	(22,305,376)	(23,992,081)
Net Increase in Net Assets Resulting from Capital Share Transactions	10,448,355	430,662,972
Total Increase in Net Assets	152,492,431	511,921,691
NET ASSETS:
Beginning of period	1,559,620,247	1,047,698,556
End of period	$1,712,112,678	$1,559,620,247
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	32,163,187	98,456,361
Institutional Class	835,644	3,651,290
Shares issued in reinvestment of distributions
Investor Class	-	10,316,547
Institutional Class	-	391,682
Shares redeemed
Investor Class	(29,237,829)	(53,389,052)
Institutional Class	(1,953,843)	(2,261,090)
Net Increase	1,807,159	57,165,738
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Aggressive Profile Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(1,943,705)	$15,532,536
Net realized gain	19,531,470	50,608,092
Net change in unrealized appreciation	95,027,327	65,390,519
Net Increase in Net Assets Resulting from Operations	112,615,092	131,531,147
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(64,810,835)
Institutional Class	-	(6,134,258)
From Net Investment Income and Net Realized Gains	0	(70,945,093)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	108,674,429	280,302,307
Institutional Class	13,808,160	29,199,623
Shares issued in reinvestment of distributions
Investor Class	-	64,810,835
Institutional Class	-	6,134,258
Shares redeemed
Investor Class	(107,992,750)	(214,132,458)
Institutional Class	(21,425,327)	(26,549,100)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,935,488)	139,765,465
Total Increase in Net Assets	105,679,604	200,351,519
NET ASSETS:
Beginning of period	935,823,057	735,471,538
End of period	$1,041,502,661	$935,823,057
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	17,007,657	47,177,249
Institutional Class	1,047,836	2,432,425
Shares issued in reinvestment of distributions
Investor Class	-	10,854,768
Institutional Class	-	497,863
Shares redeemed
Investor Class	(16,913,405)	(36,382,289)
Institutional Class	(1,631,007)	(2,231,511)
Net Increase (Decrease)	(488,919)	22,348,505
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2026 (Unaudited)	$7.76	0.00 (d)	0.34	0.34	-	-	-	$8.10	4.38% (e)
12/31/2025	$7.42	0.23	0.38	0.61	(0.21)	(0.06)	(0.27)	$7.76	8.19%
12/31/2024	$7.38	0.22	0.16	0.38	(0.24)	(0.10)	(0.34)	$7.42	5.09%
12/31/2023	$7.11	0.22	0.35	0.57	(0.22)	(0.08)	(0.30)	$7.38	8.25%
12/31/2022	$8.39	0.13	(0.96)	(0.83)	(0.14)	(0.31)	(0.45)	$7.11	(9.93%)
12/31/2021	$8.30	0.21	0.32	0.53	(0.21)	(0.23)	(0.44)	$8.39	6.35%
Class L
06/30/2026 (Unaudited)	$9.66	(0.01) (f)	0.41	0.40	-	-	-	$10.06	4.14% (e)
12/31/2025	$9.19	0.43	0.30	0.73	(0.20)	(0.06)	(0.26)	$9.66	7.98%
12/31/2024	$9.05	0.38	0.05	0.43	(0.19)	(0.10)	(0.29)	$9.19	4.80%
12/31/2023	$8.63	0.30	0.38	0.68	(0.18)	(0.08)	(0.26)	$9.05	8.03%
12/31/2022	$10.06	0.29	(1.31)	(1.02)	(0.10)	(0.31)	(0.41)	$8.63	(10.15%)
12/31/2021	$9.85	0.41	0.19	0.60	(0.16)	(0.23)	(0.39)	$10.06	6.08%
Institutional Class
06/30/2026 (Unaudited)	$10.25	0.02	0.44	0.46	-	-	-	$10.71	4.49% (e)
12/31/2025	$9.70	0.32	0.52	0.84	(0.23)	(0.06)	(0.29)	$10.25	8.68%
12/31/2024	$9.54	0.35	0.17	0.52	(0.26)	(0.10)	(0.36)	$9.70	5.49%
12/31/2023	$9.11	0.48	0.29	0.77	(0.26)	(0.08)	(0.34)	$9.54	8.61%
12/31/2022	$10.63	0.22	(1.24)	(1.02)	(0.19)	(0.31)	(0.50)	$9.11	(9.65%)
12/31/2021	$10.42	0.34	0.36	0.70	(0.26)	(0.23)	(0.49)	$10.63	6.64%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2026 (Unaudited)	$1,667,388	0.45%(i)	0.37%(i)	0.06%(i)	8%(e)
12/31/2025	$1,533,401	0.45%	0.37%	2.92%	9%
12/31/2024	$1,145,659	0.45%	0.37%	2.87%	26%
12/31/2023	$1,351,863	0.45%	0.37%	2.98%	14%
12/31/2022	$828,305	0.45%	0.37%	1.74%	16%
12/31/2021	$1,030,963	0.45%	0.37%	2.46%	16%
Class L
06/30/2026 (Unaudited)	$16,300	0.70%(i)	0.62%(i)	(0.19%)(i)	8%(e)
12/31/2025	$17,957	0.70%	0.62%	4.48%	9%
12/31/2024	$4,238	0.70%	0.62%	4.09%	26%
12/31/2023	$6,840	0.70%	0.62%	3.45%	14%
12/31/2022	$7,513	0.70%	0.62%	3.15%	16%
12/31/2021	$9,557	0.70%	0.62%	3.99%	16%
Institutional Class
06/30/2026 (Unaudited)	$112,425	0.10%(i)	0.02%(i)	0.41%(i)	8%(e)
12/31/2025	$90,631	0.10%	0.02%	3.18%	9%
12/31/2024	$62,443	0.10%	0.02%	3.54%	26%
12/31/2023	$67,262	0.10%	0.02%	5.17%	14%
12/31/2022	$36,690	0.10%	0.02%	2.25%	16%
12/31/2021	$39,423	0.10%	0.02%	3.20%	16%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2026 (Unaudited)	$8.38	0.00 (d)	0.51	0.51	-	-	-	$8.89	6.09% (e)
12/31/2025	$8.02	0.23	0.57	0.80	(0.20)	(0.24)	(0.44)	$8.38	10.03%
12/31/2024	$7.90	0.26	0.25	0.51	(0.24)	(0.15)	(0.39)	$8.02	6.45%
12/31/2023	$7.58	0.20	0.54	0.74	(0.25)	(0.17)	(0.42)	$7.90	9.90%
12/31/2022	$9.14	0.13	(1.12)	(0.99)	(0.14)	(0.43)	(0.57)	$7.58	(10.82%)
12/31/2021	$8.95	0.29	0.53	0.82	(0.29)	(0.34)	(0.63)	$9.14	9.13%
Class L
06/30/2026 (Unaudited)	$9.91	(0.01) (f)	0.59	0.58	-	-	-	$10.49	5.85% (e)
12/31/2025	$9.43	0.37	0.54	0.91	(0.19)	(0.24)	(0.43)	$9.91	9.74%
12/31/2024	$9.20	0.34	0.24	0.58	(0.20)	(0.15)	(0.35)	$9.43	6.28%
12/31/2023	$8.75	0.35	0.48	0.83	(0.21)	(0.17)	(0.38)	$9.20	9.62%
12/31/2022	$10.44	0.15	(1.30)	(1.15)	(0.11)	(0.43)	(0.54)	$8.75	(11.01%)
12/31/2021	$10.13	0.32	0.58	0.90	(0.25)	(0.34)	(0.59)	$10.44	8.88%
Institutional Class
06/30/2026 (Unaudited)	$10.26	0.02	0.62	0.64	-	-	-	$10.90	6.24% (e)
12/31/2025	$9.72	0.31	0.69	1.00	(0.22)	(0.24)	(0.46)	$10.26	10.39%
12/31/2024	$9.49	0.40	0.25	0.65	(0.27)	(0.15)	(0.42)	$9.72	6.80%
12/31/2023	$9.02	0.48	0.44	0.92	(0.28)	(0.17)	(0.45)	$9.49	10.34%
12/31/2022	$10.77	0.22	(1.35)	(1.13)	(0.19)	(0.43)	(0.62)	$9.02	(10.48%)
12/31/2021	$10.45	0.44	0.55	0.99	(0.33)	(0.34)	(0.67)	$10.77	9.48%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2026 (Unaudited)	$1,258,311	0.45%(i)	0.37%(i)	0.04%(i)	12%(e)
12/31/2025	$1,125,585	0.45%	0.37%	2.79%	13%
12/31/2024	$723,372	0.45%	0.37%	3.11%	35%
12/31/2023	$655,356	0.45%	0.37%	2.54%	20%
12/31/2022	$461,064	0.45%	0.37%	1.61%	20%
12/31/2021	$574,251	0.45%	0.37%	3.10%	20%
Class L
06/30/2026 (Unaudited)	$50,187	0.70%(i)	0.62%(i)	(0.20%)(i)	12%(e)
12/31/2025	$52,998	0.70%	0.63%	3.72%	13%
12/31/2024	$14,818	0.70%	0.62%	3.57%	35%
12/31/2023	$19,802	0.70%	0.62%	3.88%	20%
12/31/2022	$21,850	0.70%	0.62%	1.59%	20%
12/31/2021	$26,423	0.70%	0.62%	2.97%	20%
Institutional Class
06/30/2026 (Unaudited)	$41,418	0.10%(i)	0.02%(i)	0.39%(i)	12%(e)
12/31/2025	$55,867	0.10%	0.02%	3.02%	13%
12/31/2024	$45,532	0.10%	0.02%	4.02%	35%
12/31/2023	$39,285	0.10%	0.02%	5.12%	20%
12/31/2022	$26,572	0.10%	0.02%	2.26%	20%
12/31/2021	$27,505	0.10%	0.02%	3.98%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2026 (Unaudited)	$6.56	(0.00) (d)	0.50	0.50	-	-	-	$7.06	7.62% (e)
12/31/2025	$6.31	0.16	0.59	0.75	(0.15)	(0.35)	(0.50)	$6.56	11.96%
12/31/2024	$6.28	0.21	0.29	0.50	(0.20)	(0.27)	(0.47)	$6.31	7.95%
12/31/2023	$5.89	0.11	0.58	0.69	(0.22)	(0.08)	(0.30)	$6.28	11.93%
12/31/2022	$7.34	0.09	(0.97)	(0.88)	(0.15)	(0.42)	(0.57)	$5.89	(12.02%)
12/31/2021	$7.07	0.28	0.57	0.85	(0.26)	(0.32)	(0.58)	$7.34	11.98%
Class L
06/30/2026 (Unaudited)	$12.10	(0.02)	0.93	0.91	-	-	-	$13.01	7.52% (e)
12/31/2025	$11.25	0.26	1.05	1.31	(0.11)	(0.35)	(0.46)	$12.10	11.70%
12/31/2024	$10.82	0.27	0.57	0.84	(0.14)	(0.27)	(0.41)	$11.25	7.62%
12/31/2023	$9.97	0.45	0.68	1.13	(0.20)	(0.08)	(0.28)	$10.82	11.64%
12/31/2022	$12.05	0.17	(1.63)	(1.46)	(0.20)	(0.42)	(0.62)	$9.97	(12.16%)
12/31/2021	$11.30	0.45	0.86	1.31	(0.24)	(0.32)	(0.56)	$12.05	11.56%
Institutional Class
06/30/2026 (Unaudited)	$11.28	0.01 (f)	0.88	0.89	-	-	-	$12.17	7.89% (e)
12/31/2025	$10.51	0.30	0.99	1.29	(0.17)	(0.35)	(0.52)	$11.28	12.32%
12/31/2024	$10.15	0.41	0.44	0.85	(0.22)	(0.27)	(0.49)	$10.51	8.35%
12/31/2023	$9.38	0.57	0.56	1.13	(0.28)	(0.08)	(0.36)	$10.15	12.20%
12/31/2022	$11.31	0.22	(1.53)	(1.31)	(0.20)	(0.42)	(0.62)	$9.38	(11.56%)
12/31/2021	$10.68	0.47	0.83	1.30	(0.35)	(0.32)	(0.67)	$11.31	12.15%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2026 (Unaudited)	$2,442,779	0.45%(i)	0.39%(i)	(0.09%)(i)	11%(e)
12/31/2025	$2,226,628	0.45%	0.39%	2.46%	13%
12/31/2024	$1,614,616	0.45%	0.39%	3.14%	14%
12/31/2023	$1,302,673	0.45%	0.39%	1.83%	18%
12/31/2022	$1,239,661	0.45%	0.39%	1.46%	14%
12/31/2021	$1,580,857	0.45%	0.39%	3.72%	18%
Class L
06/30/2026 (Unaudited)	$124,196	0.70%(i)	0.64%(i)	(0.34%)(i)	11%(e)
12/31/2025	$123,814	0.70%	0.64%	2.16%	13%
12/31/2024	$93,899	0.70%	0.64%	2.36%	14%
12/31/2023	$125,601	0.70%	0.64%	4.33%	18%
12/31/2022	$144,374	0.70%	0.64%	1.54%	14%
12/31/2021	$179,322	0.70%	0.64%	3.69%	18%
Institutional Class
06/30/2026 (Unaudited)	$200,981	0.10%(i)	0.04%(i)	0.26%(i)	11%(e)
12/31/2025	$193,943	0.10%	0.04%	2.67%	13%
12/31/2024	$126,239	0.10%	0.04%	3.82%	14%
12/31/2023	$127,008	0.10%	0.04%	5.85%	18%
12/31/2022	$94,861	0.10%	0.04%	2.14%	14%
12/31/2021	$106,744	0.10%	0.04%	4.13%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$7.46	(0.01)	0.69	0.68	—	—	—	$8.14	9.12% (d)
12/31/2025	$6.95	0.18	0.77	0.95	(0.15)	(0.29)	(0.44)	$7.46	13.79%
12/31/2024	$6.75	0.23	0.40	0.63	(0.21)	(0.22)	(0.43)	$6.95	9.34%
12/31/2023	$6.28	0.14	0.70	0.84	(0.15)	(0.22)	(0.37)	$6.75	13.60%
12/31/2022	$7.95	0.10	(1.14)	(1.04)	(0.11)	(0.52)	(0.63)	$6.28	(13.09%)
12/31/2021	$7.64	0.38	0.71	1.09	(0.38)	(0.40)	(0.78)	$7.95	14.25%
Institutional Class
06/30/2026 (Unaudited)	$10.94	0.01 (e)	1.01	1.02	—	—	—	$11.96	9.32% (d)
12/31/2025	$9.99	0.29	1.13	1.42	(0.18)	(0.29)	(0.47)	$10.94	14.21%
12/31/2024	$9.52	0.36	0.57	0.93	(0.24)	(0.22)	(0.46)	$9.99	9.68%
12/31/2023	$8.71	0.56	0.65	1.21	(0.18)	(0.22)	(0.40)	$9.52	14.04%
12/31/2022	$10.75	0.23	(1.61)	(1.38)	(0.14)	(0.52)	(0.66)	$8.71	(12.77%)
12/31/2021	$10.11	0.48	1.00	1.48	(0.44)	(0.40)	(0.84)	$10.75	14.64%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2026 (Unaudited)	$1,603,328	0.45% (h)	0.42% (h)	(0.25%) (h)	13% (d)
12/31/2025	$1,447,840	0.45%	0.42%	2.44%	14%
12/31/2024	$963,448	0.45%	0.42%	3.17%	28%
12/31/2023	$873,081	0.45%	0.42%	2.14%	19%
12/31/2022	$664,044	0.45%	0.42%	1.38%	19%
12/31/2021	$849,677	0.45%	0.42%	4.56%	23%
Institutional Class
06/30/2026 (Unaudited)	$108,785	0.10% (h)	0.07% (h)	0.10% (h)	13% (d)
12/31/2025	$111,780	0.10%	0.07%	2.72%	14%
12/31/2024	$84,250	0.10%	0.07%	3.55%	28%
12/31/2023	$71,393	0.10%	0.07%	6.18%	19%
12/31/2022	$55,487	0.10%	0.07%	2.41%	19%
12/31/2021	$55,232	0.10%	0.07%	4.36%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$6.04	(0.01)	0.74	0.73	—	—	—	$6.77	12.09% (d)
12/31/2025	$5.62	0.11	0.85	0.96	(0.11)	(0.43)	(0.54)	$6.04	17.42%
12/31/2024	$5.43	0.15	0.50	0.65	(0.18)	(0.28)	(0.46)	$5.62	11.94%
12/31/2023	$4.92	0.07	0.75	0.82	(0.17)	(0.14)	(0.31)	$5.43	16.94%
12/31/2022	$6.66	0.07	(1.08)	(1.01)	(0.09)	(0.64)	(0.73)	$4.92	(15.17%)
12/31/2021	$6.35	0.38	0.85	1.23	(0.40)	(0.52)	(0.92)	$6.66	19.49%
Institutional Class
06/30/2026 (Unaudited)	$12.57	(0.01)	1.56	1.55	—	—	—	$14.12	12.33% (d)
12/31/2025	$11.16	0.26	1.70	1.96	(0.12)	(0.43)	(0.55)	$12.57	17.77%
12/31/2024	$10.35	0.37	0.91	1.28	(0.19)	(0.28)	(0.47)	$11.16	12.41%
12/31/2023	$9.16	0.68	0.88	1.56	(0.23)	(0.14)	(0.37)	$10.35	17.23%
12/31/2022	$11.67	0.19	(1.92)	(1.73)	(0.14)	(0.64)	(0.78)	$9.16	(14.81%)
12/31/2021	$10.58	0.63	1.46	2.09	(0.48)	(0.52)	(1.00)	$11.67	19.82%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2026 (Unaudited)	$890,243	0.45% (g)	0.45% (g)	(0.45%) (g)	13% (d)
12/31/2025	$793,761	0.45%	0.45%	1.85%	19%
12/31/2024	$617,165	0.45%	0.45%	2.64%	30%
12/31/2023	$671,881	0.45%	0.45%	1.38%	17%
12/31/2022	$463,528	0.45%	0.45%	1.16%	19%
12/31/2021	$611,597	0.45%	0.45%	5.31%	26%
Institutional Class
06/30/2026 (Unaudited)	$151,260	0.10% (g)	0.10% (g)	(0.10%) (g)	13% (d)
12/31/2025	$142,062	0.10%	0.10%	2.19%	19%
12/31/2024	$118,306	0.10%	0.10%	3.30%	30%
12/31/2023	$112,753	0.10%	0.10%	6.96%	17%
12/31/2022	$100,152	0.10%	0.10%	1.85%	19%
12/31/2021	$110,765	0.10%	0.10%	5.31%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Investment Objectives
Empower Conservative Profile Fund - seeks capital preservation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments
Empower Moderately Conservative Profile Fund - seeks income and capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments
Empower Moderate Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds with a relatively equal emphasis on equity and fixed income investments
Empower Moderately Aggressive Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments
Empower Aggressive Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments
The Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund each offer three share classes, referred to as Investor Class, Class L and Institutional Class shares.  The Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund each offer two share classes, referred to as Investor Class shares and Institutional Class shares.  All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (''U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,  Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2026

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2026, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carry forwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - June 30, 2026

Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2026 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Conservative Profile Fund	$1,740,465,658	$108,987,514	$(52,788,109)	$56,199,405
Empower Moderately Conservative Profile Fund	1,307,530,252	84,038,400	(41,215,494)	42,822,906
Empower Moderate Profile Fund	2,655,719,090	228,164,413	(115,012,615)	113,151,798
Empower Moderately Aggressive Profile Fund	1,633,291,690	153,354,610	(73,945,870)	79,408,740
Empower Aggressive Profile Fund	900,359,926	148,760,046	(7,256,105)	141,503,941
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expenses of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. ECM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower Conservative Profile, Empower Moderately Conservative Profile and Empower Moderate Profile Funds, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Empower Conservative Profile, Empower Moderately Conservative Profile and Empower Moderate Profile Funds, have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,145,000 for the period ended June 30, 2026.

Semi-Annual Report - June 30, 2026

Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2026, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 47.40%
Empower Core Bond Fund Institutional Class	13,745,675	$107,461,556	$13,160,834	$4,376,966	$(757,138)	$1,417,558	$-	$-	$117,662,982
Empower Global Bond Fund Institutional Class	19,468,967	137,914,939	19,369,209	5,302,350	(667,204)	(1,097,307)	-	-	150,884,491
Empower High Yield Bond Fund Institutional Class	6,322,690	65,241,580	5,261,694	3,697,581	146,080	3,881,980	-	-	70,687,673
Empower Inflation-Protected Securities Fund Institutional Class	8,594,858	71,616,454	8,780,280	2,848,677	(366,159)	1,008,942	-	-	78,556,999
Empower Multi-Sector Bond Fund Institutional Class	18,171,536	139,247,060	15,974,250	5,563,514	(878,706)	2,619,671	-	-	152,277,467
Empower Short Duration Bond Fund Institutional Class	16,807,154	149,499,545	17,619,845	5,241,601	(214,676)	1,655,821	-	-	163,533,610
Empower U.S. Government Mortgage Securities Fund Institutional Class	14,297,701	107,385,919	13,363,418	4,318,209	(698,382)	1,381,925	-	-	117,813,053
					(3,436,185)	10,868,590	0	0	851,416,275
EQUITY MUTUAL FUNDS 30.12%
Empower Emerging Markets Equity Fund Institutional Class	1,941,077	29,529,484	2,325,244	5,278,422	4,485,263	3,859,787	-	-	30,436,093
Empower International Growth Fund Institutional Class	4,280,736	28,909,492	14,620,516	3,471,006	628,989	2,491,510	-	-	42,550,512
Empower International Value Fund Institutional Class	6,004,393	72,389,115	5,363,071	12,033,822	3,562,966	990,443	-	-	66,708,807
Empower Large Cap Growth Fund Institutional Class	5,218,612	49,713,720	20,463,314	6,171,200	2,178,246	3,575,191	-	-	67,581,025
Empower Large Cap Value Fund Institutional Class	15,344,583	105,294,780	12,032,178	11,180,191	1,152,326	12,620,304	-	-	118,767,071
Empower Mid Cap Value Fund Institutional Class	5,127,369	53,294,795	3,960,734	12,720,580	1,999,995	4,687,795	-	-	49,222,744
Empower Real Estate Index Fund Institutional Class	9,501,592	82,128,047	6,643,553	8,769,166	1,686,343	12,067,995	-	-	92,070,429
Empower Small Cap Growth Fund Institutional Class	1,024,059	16,385,082	1,149,923	4,831,288	1,114,584	1,182,524	-	-	13,886,241

Semi-Annual Report - June 30, 2026

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
Empower Small Cap Value Fund Institutional Class	3,316,879	$30,163,386	$2,220,083	$9,236,114	$975,076	$4,349,569	$-	$-	$27,496,924
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,359,305	26,462,430	5,760,066	2,101,593	(449,329)	2,184,365	-	-	32,305,268
					17,334,459	48,009,483	0	0	541,025,114
FIXED INTEREST CONTRACT 22.51%
Empower of America Contract	404,223,674	369,875,113	43,322,572	12,659,464	-	-	3,685,453	-	404,223,674
					0	0	3,685,453	0	404,223,674
				Total	$13,898,274	$58,878,073	$3,685,453	$0	$1,796,665,063
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 32.98%
Empower Core Bond Fund Institutional Class	8,126,519	$63,490,171	$9,917,481	$5,020,345	$(781,214)	$1,175,699	$-	$-	$69,563,006
Empower Global Bond Fund Institutional Class	11,497,180	81,391,379	14,167,332	6,081,297	(659,153)	(374,266)	-	-	89,103,148
Empower High Yield Bond Fund Institutional Class	3,731,818	38,483,971	3,794,806	2,813,079	101,001	2,256,031	-	-	41,721,729
Empower Inflation-Protected Securities Fund Institutional Class	5,073,452	42,248,000	6,625,159	3,340,947	(453,733)	839,143	-	-	46,371,355
Empower Multi-Sector Bond Fund Institutional Class	10,745,785	82,291,848	12,220,399	6,459,769	(971,902)	1,997,203	-	-	90,049,681
Empower Short Duration Bond Fund Institutional Class	3,979,500	35,375,794	5,362,085	2,406,972	(49,161)	389,628	-	-	38,720,535
Empower U.S. Government Mortgage Securities Fund Institutional Class	8,452,879	63,445,346	10,034,547	4,950,212	(711,082)	1,122,040	-	-	69,651,721
					(3,525,244)	7,405,478	0	0	445,181,175
EQUITY MUTUAL FUNDS 45.09%
Empower Emerging Markets Equity Fund Institutional Class	2,358,372	35,865,528	3,385,894	6,802,112	5,518,434	4,529,969	-	-	36,979,279
Empower International Growth Fund Institutional Class	5,225,477	35,113,461	18,516,358	4,700,935	763,715	3,012,358	-	-	51,941,242
Empower International Value Fund Institutional Class	7,303,596	88,210,152	7,927,163	16,080,446	4,379,604	1,086,085	-	-	81,142,954
Empower Large Cap Growth Fund Institutional Class	6,347,651	60,486,935	25,755,662	8,238,848	2,727,232	4,198,330	-	-	82,202,079
Empower Large Cap Value Fund Institutional Class	18,691,596	128,124,494	16,726,806	15,365,682	1,434,956	15,187,332	-	-	144,672,950
Empower Mid Cap Value Fund Institutional Class	6,235,535	64,855,469	5,852,069	16,178,892	2,738,258	5,332,493	-	-	59,861,139

Semi-Annual Report - June 30, 2026

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
Empower Real Estate Index Fund Institutional Class	6,426,393	$55,519,023	$5,383,931	$6,842,962	$1,054,994	$8,211,759	$-	$-	$62,271,751
Empower Small Cap Growth Fund Institutional Class	1,241,531	19,935,724	1,714,918	6,745,664	822,905	1,930,184	-	-	16,835,162
Empower Small Cap Value Fund Institutional Class	4,038,704	36,831,450	3,304,922	12,076,712	1,002,842	5,421,193	-	-	33,480,853
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,728,337	32,266,976	7,381,977	3,174,223	(694,557)	2,785,221	-	-	39,259,951
					19,748,383	51,694,924	0	0	608,647,360
FIXED INTEREST CONTRACT 21.96%
Empower of America Contract	296,524,622	270,919,048	41,053,630	18,133,678	-	-	2,685,622	-	296,524,622
					0	0	2,685,622	0	296,524,622
				Total	$16,223,139	$59,100,402	$2,685,622	$0	$1,350,353,157
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 23.96%
Empower Core Bond Fund Institutional Class	12,108,718	$95,018,191	$12,069,083	$5,016,129	$(990,778)	$1,579,485	$-	$-	$103,650,630
Empower Global Bond Fund Institutional Class	17,143,756	121,897,897	17,630,535	5,846,922	(694,473)	(817,399)	-	-	132,864,111
Empower High Yield Bond Fund Institutional Class	5,560,183	57,589,178	4,071,411	2,537,477	438,867	3,039,736	-	-	62,162,848
Empower Inflation-Protected Securities Fund Institutional Class	7,559,642	63,227,481	8,061,585	3,005,219	(238,247)	811,278	-	-	69,095,125
Empower Multi-Sector Bond Fund Institutional Class	15,996,001	123,037,947	14,692,206	5,957,230	(751,110)	2,273,566	-	-	134,046,489
Empower Short Duration Bond Fund Institutional Class	5,913,000	52,796,342	6,465,647	2,338,331	(105,603)	609,832	-	-	57,533,490
Empower U.S. Government Mortgage Securities Fund Institutional Class	12,595,023	94,950,974	12,240,242	4,982,071	(956,720)	1,573,844	-	-	103,782,989
					(3,298,064)	9,070,342	0	0	663,135,682
EQUITY MUTUAL FUNDS 60.10%
Empower Emerging Markets Equity Fund Institutional Class	6,697,983	102,303,824	5,074,757	21,501,609	9,117,147	19,147,406	-	-	105,024,378
Empower International Growth Fund Institutional Class	14,804,635	100,158,662	46,933,499	13,239,035	(2,782,785)	13,304,945	-	-	147,158,071
Empower International Value Fund Institutional Class	20,721,450	251,081,798	11,703,419	43,967,805	4,113,782	11,397,899	-	-	230,215,311
Empower Large Cap Growth Fund Institutional Class	18,012,690	172,226,665	64,557,317	18,505,707	4,258,656	14,986,058	-	-	233,264,333

Semi-Annual Report - June 30, 2026

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
Empower Large Cap Value Fund Institutional Class	52,998,602	$365,085,297	$30,233,422	$28,211,685	$3,655,042	$43,102,143	$-	$-	$410,209,177
Empower Mid Cap Value Fund Institutional Class	17,695,898	184,738,770	8,637,770	50,218,305	(3,935,636)	26,722,381	-	-	169,880,616
Empower Real Estate Index Fund Institutional Class	11,707,804	101,626,246	5,642,203	11,768,640	(1,136,851)	17,948,811	-	-	113,448,620
Empower Small Cap Growth Fund Institutional Class	3,533,823	56,762,465	2,506,472	17,881,255	1,232,403	6,530,952	-	-	47,918,634
Empower Small Cap Value Fund Institutional Class	11,448,957	104,786,074	4,847,155	32,603,411	309,079	17,882,037	-	-	94,911,855
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	21,947,260	91,961,212	17,748,931	8,349,998	(4,235,205)	10,131,937	-	-	111,492,082
					10,595,632	181,154,569	0	0	1,663,523,077
FIXED INTEREST CONTRACT 15.97%
Empower of America Contract	442,212,129	405,999,113	49,626,235	17,398,099	-	-	3,984,880	-	442,212,129
					0	0	3,984,880	0	442,212,129
				Total	$7,297,568	$190,224,911	$3,984,880	$0	$2,768,870,888
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 17.99%
Empower Core Bond Fund Institutional Class	5,052,526	$39,263,449	$5,627,374	$2,280,343	$(393,187)	$639,146	$-	$-	$43,249,626
Empower Global Bond Fund Institutional Class	7,157,233	50,394,624	8,099,152	2,763,062	(346,310)	(262,156)	-	-	55,468,558
Empower High Yield Bond Fund Institutional Class	2,328,180	23,877,716	2,089,617	1,324,507	46,824	1,386,224	-	-	26,029,050
Empower Inflation-Protected Securities Fund Institutional Class	3,160,678	26,178,763	3,767,894	1,488,308	(191,063)	430,250	-	-	28,888,599
Empower Multi-Sector Bond Fund Institutional Class	6,690,601	50,963,293	6,918,993	2,900,530	(453,941)	1,085,481	-	-	56,067,237
Empower Short Duration Bond Fund Institutional Class	5,661,273	50,059,127	6,950,606	2,502,162	(100,328)	576,617	-	-	55,084,188
Empower U.S. Government Mortgage Securities Fund Institutional Class	5,255,450	39,235,571	5,697,248	2,250,064	(362,908)	622,152	-	-	43,304,907
					(1,800,913)	4,477,714	0	0	308,092,165
EQUITY MUTUAL FUNDS 73.06%
Empower Emerging Markets Equity Fund Institutional Class	5,136,964	77,670,392	3,979,754	12,489,292	9,924,483	11,386,734	-	-	80,547,588
Empower International Growth Fund Institutional Class	11,360,223	76,048,149	35,685,229	6,257,965	519,268	7,445,203	-	-	112,920,616

Semi-Annual Report - June 30, 2026

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
Empower International Value Fund Institutional Class	15,898,225	$190,796,733	$11,237,304	$28,531,516	$8,654,696	$3,126,756	$-	$-	$176,629,277
Empower Large Cap Growth Fund Institutional Class	13,822,300	130,894,418	49,041,761	10,094,637	5,341,628	9,157,237	-	-	178,998,779
Empower Large Cap Value Fund Institutional Class	40,706,221	277,446,306	23,553,841	23,499,802	(2,246,882)	37,565,802	-	-	315,066,147
Empower Mid Cap Value Fund Institutional Class	13,573,543	140,396,190	6,662,230	31,536,858	2,443,058	14,784,449	-	-	130,306,011
Empower Real Estate Index Fund Institutional Class	6,333,318	54,462,264	3,953,341	5,415,663	600,199	8,369,908	-	-	61,369,850
Empower Small Cap Growth Fund Institutional Class	2,705,709	43,141,614	1,907,725	11,976,321	2,241,246	3,616,397	-	-	36,689,415
Empower Small Cap Value Fund Institutional Class	8,787,611	79,614,310	3,718,490	22,410,206	1,857,802	11,926,705	-	-	72,849,299
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	16,828,137	69,937,077	14,593,985	5,219,462	(1,691,280)	6,175,335	-	-	85,486,935
					27,644,218	113,554,526	0	0	1,250,863,917
FIXED INTEREST CONTRACT 8.98%
Empower of America Contract	153,744,348	139,785,990	19,386,206	6,790,422	-	-	1,362,574	-	153,744,348
					0	0	1,362,574	0	153,744,348
				Total	$25,843,305	$118,032,240	$1,362,574	$0	$1,712,700,430
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	4,362,703	$65,011,911	$2,966,081	$9,723,953	$7,539,531	$10,153,142	$-	$-	$68,407,181
Empower International Growth Fund Institutional Class	9,650,396	63,647,495	30,067,096	4,278,502	110,234	6,488,845	-	-	95,924,934
Empower International Value Fund Institutional Class	13,499,016	159,604,467	12,945,987	24,973,033	7,339,902	2,396,646	-	-	149,974,067
Empower Large Cap Growth Fund Institutional Class	11,737,883	109,438,301	40,204,917	6,361,375	3,345,906	8,723,742	-	-	152,005,585
Empower Large Cap Value Fund Institutional Class	34,520,788	231,862,420	19,294,625	14,925,499	(1,607,781)	30,959,355	-	-	267,190,901
Empower Mid Cap Value Fund Institutional Class	11,528,240	117,441,475	6,059,090	26,103,409	1,054,869	13,273,944	-	-	110,671,100
Empower Real Estate Index Fund Institutional Class	3,301,229	27,963,969	2,748,324	2,939,528	392,254	4,216,140	-	-	31,988,905
Empower Small Cap Growth Fund Institutional Class	2,302,021	36,067,892	1,455,890	9,650,097	1,557,230	3,341,722	-	-	31,215,407
Empower Small Cap Value Fund Institutional Class	7,460,299	66,635,005	2,820,377	17,962,801	1,151,637	10,353,296	-	-	61,845,877

Semi-Annual Report - June 30, 2026

Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	14,299,195	$58,482,776	$13,866,139	$4,829,500	$(1,352,312)	$5,120,495	$-	$-	$72,639,910
					19,531,470	95,027,327	0	0	1,041,863,867
				Total	$19,531,470	$95,027,327	$0	$0	$1,041,863,867
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Conservative Profile Fund	$211,390,786	$133,700,020
Empower Moderately Conservative Profile Fund	199,125,138	161,635,913
Empower Moderate Profile Fund	322,741,889	300,626,496
Empower Moderately Aggressive Profile Fund	212,871,252	205,574,425
Empower Aggressive Profile Fund	132,428,527	141,279,168
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds.  The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2026, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2026

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of each of the following series of Empower Funds: (i) Empower Aggressive Profile Fund; (ii) Empower Moderately Aggressive Profile Fund; (iii) Empower Moderate Profile Fund; (iv) Empower Moderately Conservative Profile Fund; and (v) Empower Conservative Profile Fund (each, a “Fund,” and collectively, the “Funds”).
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information regarding each Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Funds and other series of Empower Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Funds and their shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by ECM. Among other things, the Board considered ECM’s organizational history and ownership,  personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Funds. The Board also considered ECM’s reputation for management of its investment strategies and its decision-making process regarding asset allocation and investments.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Funds, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was ECM’s risk management framework, cybersecurity program and controls relating to enterprise resiliency. The Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act, as well as a recent restructuring of the compliance function at ECM. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Funds - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account. Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Funds, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Funds.

The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for each Fund’s Investor Class and Institutional Class as compared against a composite of multiple indices and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable composite index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing each Fund’s performance to that of its composite index and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s quintile ranking within its performance universe - with the first quintile being the best performers and the fifth quintile being the worst performers - and made the following observations:
Empower Aggressive Profile Fund: For the Investor Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, fifth, third and third quintiles, respectively, of its performance universe and exceeding its performance universe median for the five-year period ended December 31, 2025 and specifically ranking in the 52nd percentile for each of the one- and ten-year periods ended December 31, 2025, respectively. As to the Institutional Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, fourth, second and second quintiles, respectively, of its performance universe, which exceeded its performance universe median aside from the returns for the three-year period.
Empower Moderately Aggressive Profile Fund: For the Investor Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fourth, fifth, fourth and fourth quintiles, respectively, of its performance universe, specifically ranking in the 64th percentile for the one-year period. As to the Institutional Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fourth quintile of its performance universe, specifically ranking in the 61st, 66th and 63rd percentiles for the one-, five- and ten-year periods, respectively.
Empower Moderate Profile Fund: For the Investor Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fourth, fourth, third and third quintiles, respectively, of its performance universe and exceeding its performance universe median for the five- and ten-year periods and specifically ranking in the 63rd and 67th percentiles for the one- and three-year periods, respectively. As to the Institutional Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, fourth, second and second quintiles, respectively, of its performance universe, which exceeded its performance universe median for the five- and ten-year periods, respectively, and specifically ranking in the 60th and 64th percentiles for the one- and three-year periods, respectively.
Empower Moderately Conservative Profile Fund: The annualized returns of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fifth, fifth, fourth and fourth quintiles, respectively, of its performance universe.
Empower Conservative Profile Fund: For the Investor Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fifth, fifth, third and fourth quintiles, respectively, of its performance universe, specifically ranking in the 56th and 61st percentiles for the five- and ten-year periods, respectively. As to the Institutional Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fifth, fifth, third and third quintiles, respectively, of its performance universe, exceeding its performance universe median for the five- and ten-year periods, respectively.
In assessing the comparative performance information, including each Fund’s performance relative to its composite index, which underperformed its respective composite index for all periods reviewed, the Board considered ECM’s processes for monitoring Fund performance, as well as the regular reports provided to the Board from ECM regarding the ratings and rolling analyses applied to each Fund by ECM. Noting that each Fund operates as a “fund of funds,” with ECM using strategies to allocate each Fund’s assets among different asset classes and underlying funds, the Board also considered ECM’s asset allocation processes and the oversight thereof in its evaluation of each Fund’s performance. Additionally, the Board evaluated performance results in light of each Fund’s investment objective, strategies and risks, as disclosed in each Fund’s prospectus, and in the context of overall recent market conditions. Also relevant to the Board’s evaluation was ECM’s assessment that each Fund meets expectations with respect to its investment objective.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that ECM has contractually agreed, for a one-year renewable term, through April 30, 2027, to reduce its management fee by a stated amount with respect to, as applicable, each Fund’s investment in a fixed income contract issued and guaranteed by ECM’s parent company, Empower of America.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
Empower Aggressive Profile Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the fourth quintile of its peer group (64th percentile) and above its peer group median expense ratio. The Institutional Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group and below its peer group median expense ratio.
Empower Moderately Aggressive Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the second quintile of its respective peer group.
Empower Moderate Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the second quintile of its respective peer group.
Empower Moderately Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the first quintile of its respective peer group and which was the lowest of its respective peer group.
Empower Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the first quintile of its respective peer group and which was the lowest of its respective peer group.
The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms as compared to ECM’s overall profits. The Board considered that, while

ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to the Conservative Profile and Moderately Conservative Profile Funds in particular, the Board noted that ECM reported a negative margin associated with its management of each of such Funds.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to each Fund and its shareholders. The Board also noted that under each Fund’s unified investment management fee structure ECM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, ECM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Funds.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund other than the Empower Aggressive Profile Fund invests in a fixed income contract issued and guaranteed by Empower of America. The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 20, 2026